Stock-Based Compensation Plans - Stock Options Narrative (Details) - Stock options $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage per year		25.00%
Vesting period		4 years
Contractual term		10 years
Compensation expense for stock options	$ 1.6	$ 2.3
Unrecognized compensation cost related to unvested options	$ 23.5	$ 23.5
Unrecognized compensation cost related to unvested options, weighted-average period of recognition		3 years 7 months 28 days